Financial Instruments	12 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments

Note 17. Financial Instruments

The consolidated entity activities expose it to a variety of financial risks, market risk, credit risk and liquidity risk.

The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects of the financial performance of the entity.

Market Risk

Market risk is the risk that changes in market prices, such as foreign exchange risk, interest rates and equity prices will affect the Company’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

The consolidated entity operates internationally and therefore there is exposure to foreign exchange risk arising from currency exposures. The consolidated entity holds investments in Asra Minerals Ltd (ASX: ASR) and Alaska Asian Clean Energy Corp which are exposed to security price risk. The objective of market risk management associated with equity security price is to manage and control market risk exposures within acceptable parameters. The consolidated entity is not exposed to commodity price risk as the consolidated entity is still carrying out exploration.

Interest Rate Risk

Interest rate risk arises from investment of cash at variable rates. The consolidated entity income and operating cash flows are not materially exposed to changes in market interest rates. At the reporting date, the interest rate profile of the Company’s interest-bearing financial instruments was:

	Consolidated
	30 June 2024	30 June 2023
	A$	A$

Variable Rate Instruments
Cash and cash equivalents	3,149,909	19,240,707

Interest rate risk arises from investment of cash at variable rates. The Company’s income and operating cash flows are not materially exposed to changes in market interest rates.

An increase of 100 basis points (decrease of 100 basis points) in interest rates at the reporting date would have increased (decreased) equity and profit or loss by the amounts presented below. This analysis assumes that all other variables remain constant. The analysis was performed on the same basis for June 2023. The following table summarizes the sensitivity of the Company’s financial assets (cash) to interest rate risk:

	Carrying	Profit or Loss	Profit or Loss
	Amount	100 bp Increase	100 bp Decrease
	A$	A$	A$

30 June 2024
Variable rate instruments
Cash and cash equivalents	3,149,909	31,499	(31,499)

30 June 2023
Variable rate instruments
Cash and cash equivalents	19,240,707	192,407	(192,407)

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2024

Note 17. Financial Instruments (Continued)

Foreign Currency Risk

The consolidated entity undertakes certain transactions denominated in foreign currency and is exposed to foreign currency risk through foreign exchange rate fluctuations. Foreign exchange risk arises from future commercial transactions denominated in a currency that is not the entity’s functional currency.

The average exchange rates and reporting date exchange rates applied were as follows:

	Average Exchange Rates		Reporting Date Exchange Rates
	30 June 2024	30 June 2023	30 June 2024	30 June 2023

Australian dollars
US Dollars	0.6556	0.6734	0.6624	0.6630

Credit Risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations.

The Company has no significant concentration of credit risk. Credit risk arises from cash and cash equivalents held with the bank and financial institutions and receivables due from other entities. For banks and financial institutions, only independently rated parties with a minimum rating of ‘A’ are accepted.

The maximum exposure to credit risk is the carrying amount of the financial asset. The maximum exposure to credit risk at the reporting date was:

	Consolidated
	30 June 2024	30 June 2023
	A$	A$

Cash and cash equivalents	3,149,909	19,240,707
BAS Receivables	(65,061)	7,300

	3,084,848	19,248,007

Liquidity Risk

Liquidity risk is the risk that the consolidated entity will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s liquidity risk arises from operational commitments. Prudent liquidity risk management implies maintaining sufficient cash and marketable securities. Management aims at maintaining flexibility in funding by regularly reviewing cash requirements and monitoring forecast cash flows.

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2024

Note 17. Financial Instruments (Continued)

The following are the contractual maturities of financial liabilities:

	Weighted Average Interest Rate	6 Months or Less	6 to 12 Months	Between 2 and 5 Years	Over 5 Years	Total Contractual Cash Flows
Consolidated - 30 June 2024%		A$	A$	A$	A$	A$

Non-derivatives
Non-interest bearing
Trade and other payables	-	1,804,042	-	-	-	1,804,042

Interest-bearing
Financial liability	11.39%	-	1,021,490	5,652,257	-	6,673,747
Total non-derivatives		1,804,042	1,021,490	5,652,257	-	8,477,789

Derivatives
Financial derivative liability	-	-	384,500	-	-	384,500
Total non-derivatives		-	384,500	-	-	384,500

	Weighted Average Interest Rate	6 Months or Less	6 to 12 Months	Between 2 and 5 Years	Over 5 Years	Total Contractual Cash Flows
Consolidated - 30 June 2023%		A$	A$	A$	A$	A$

Non-derivatives
Non-interest bearing
Trade and other payables	-	2,414,485	-	-	-	2,414,485

Interest-bearing
Financial liability	10.86%	-	928,867	5,352,544	-	6,281,411
Total non-derivatives		2,414,485	928,867	5,352,544	-	8,695,896
Derivatives
Financial derivative liability	-	-	250,921	-	-	250,921
Total non-derivatives		-	250,921	-	-	250,921

Fair Value

The carrying amount of the financial assets and financial liabilities recorded in the financial statements represent their respective net fair value determined in accordance with the accounting policies.

Capital Management

The Company’s policy in relation to capital management is for management to regularly and consistently monitor future cash flows against expected expenditures for a rolling period of up to 12 months in advance. The Board determines the Company’s need for additional funding by way of either share placements or loan funds depending on market conditions at the time. Management defines working capital in such circumstances as its excess liquid funds over liabilities, and defines capital as being the ordinary share capital of the Company. There were no changes in the Company’s approach to capital management during the year. The Company is not subject to externally imposed capital requirements.

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2024